Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt
Schedule of short-term debt

	December 31,
($ in millions)	2018	2017
Short-term debt (weighted-average interest rate of 2.3% and 2.7%, respectively)	561	317
Current maturities of long-term debt (weighted-average nominal interest rate of 2.7% and 2.0%, respectively)	1,470	409
Total	2,031	726

Schedule of long-term debt

	December 31,
	2018			2017
		Nominal	Effective		Nominal	Effective
($ in millions, except % data)	Balance	rate	rate	Balance	rate	rate
Floating rate	3,106	1.7%	1.1%	3,213	1.7%	0.6%
Fixed rate	4,951	3.6%	3.6%	3,878	3.5%	3.5%
	8,057			7,091
Current portion of long-term debt	(1,470)	2.7%	2.7%	(409)	2.0%	2.0%
Total	6,587			6,682

Schedule of principal amounts of long-term debt repayable at maturity

($ in millions)
2019	1,448
2020	326
2021	1,269
2022	1,250
2023	1,252
Thereafter	2,366
Total	7,911

Schedule of outstanding bonds

	December 31,
	2018			2017
	Nominal		Carrying	Nominal		Carrying
	outstanding		value(1)	outstanding		value(1)
	(in millions)			(in millions)
Bonds:
1.50% CHF Bonds, due 2018				CHF	350	$358
2.625% EUR Instruments, due 2019	EUR	1,250	$1,431	EUR	1,250	$1,493
2.8% USD Notes, due 2020	USD	300	$299
4.0% USD Notes, due 2021	USD	650	$646	USD	650	$644
2.25% CHF Bonds, due 2021	CHF	350	$373	CHF	350	$378
5.625% USD Notes, due 2021	USD	250	$265	USD	250	$270
2.875% USD Notes, due 2022	USD	1,250	$1,242	USD	1,250	$1,256
3.375% USD Notes, due 2023	USD	450	$448
0.625% EUR Instruments, due 2023	EUR	700	$807	EUR	700	$834
0.75% EUR Instruments, due 2024	EUR	750	$862	EUR	750	$889
3.8% USD Notes, due 2028	USD	750	$746
4.375% USD Notes, due 2042	USD	750	$723	USD	750	$723
Total			$7,842			$6,845
(1)	USD carrying values include unamortized debt issuance costs, bond discounts or premiums, as well as adjustments for fair value hedge accounting, where appropriate.